Income Taxes - Summary of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets:
REO valuation loss	$ 9,542	$ 12,274
Net operating loss carryforward	60,435	40,572
Liability for losses under representations and warranties	6,189	8,411
Excess interest expense disallowance	24,105	15,384
Other	1,882	426
Gross deferred tax assets	102,153	77,067
Deferred income tax liabilities:
Mortgage servicing rights	(122,838)	(112,241)
Other		0
Gross deferred tax liabilities	(122,838)	(112,241)
Net deferred income tax liability	$ (20,685)	$ (35,174)